Financial Instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments
33. FINANCIAL INSTRUMENTS
33.1 Capital risk management
The Group manages its capital to ensure that entities that comprise it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of det and equity balances. The Group’s overall strategy did not have changes in 2019 and 2018.
The Company and its subsidiaries participate in operations involving financial instruments, which are recorded in financial position accounts, which used to face their needs, as well as to reduce exposure to market, currency and interest rate risks. The management of these risks, as well as their respective instruments, is performed by defining strategies, establishing control systems and determining exposure limits.
The Group’s capital structure consists of net debt (borrowings, as detailed in Note 25 offset by cash and cash equivalents balances, as detailed in note 30) and the shareholders’s equity of the Group comprising (issued capital stock and other capital related accounts, reserves, retained earnings, accumulated other comprehensive income and non-controlling
interests).
The Group is not subject to any externally imposed capital requirement.
The Group’s risk management committee reviews the capital structure of the Group.

Net debt to equity ratio
The net debt to equity ratio of the fiscal years ended on December 31, 2019 and 2018 is as follows:

	2019	2018
Debt (i)	12,225,842	9,172,531
Cash and cash equivalents	2,567,160	4,464,000

Net debt	9,658,682	4,708,531
Equity (ii)	29,327,572	25,464,233
Net debt to equity ratio	0.33	0.18

(i)	Debt is defined as current and non-current borrowings, as described in Note 25.
(ii)	Shareholders’ equity includes all of the Group’s reserves and capital, which are managed as capital.
33.2 Categories of financial instruments

	2019	2018
Financial assets
At amortized cost:
Cash and banks	1,547,551	1,240,979
Investments	88,336	2,764,968
Accounts receivable	2,909,238	3,410,099
At fair value through profit and loss:
Investments	931,273	458,053

	2019	2018
Financial liabilities
Amortized cost	23,507,954	19,483,211
At the end of the reporting period, there are no significant concentrations of credit risk for loans and receivables at fair value through profit or loss. The carrying amount reflected above represents the Group’s maximum exposure to credit risk for such loans and receivables.
33.3 Financial risk management objectives
The treasury function offers services to business, coordinates access to domestic and international financial markets, monitors and manages the financial risks related to the Group’s operations through internal risk reports, which analyze exposures depending on the degree and extent thereof. These risks include market risk (including currency risk, interest rate at fair value and price risk), credit risk and liquidity risk. The Company and its subsidiaries do not employ or traded derivative financial instruments for speculative purposes. Monitoring compliance with these provisions policy is made by the executive committee and the internal audit team.
33.4 Foreign exchange risk management
The Group carries out transactions in foreign currency; and is hence exposed to exchange rate fluctuations. Exposures in the exchange rate are managed within approved policy parameters using foreign exchange contracts.

The amounts of monetary assets and liabilities denomi
n
ated in the respective currency at the end of 2019 and 2018 are as follows:

	2019	2018
Liabilities
US Dollars	8,137,716	5,872,153
Euro	2,068,442	534,620
Real	38	38
Argentine Pesos	10,212,160	9,371,954
Guaraníes	3,406,466	4,414,059
Assets
US Dollars	318,454	1,730,812
Euro	2,963	1,678
Real	145	137
Argentine Pesos	4,480,185	6,493,525
Guaraníes	1,706,938	1,459,233
Foreign currency sensitivity analysis
The Group is mainly exposed to the US Dollar and to Euro, considering that the functional currency of the Group is the Argentine Pesos and that the amounts in Guaraníes are related to the business of the Group in Paraguay.
The following table shows the sensitivity of the Group to an increase in the US Dollar and the Euro exchange rate. The sensitivity rate is that used when reporting to the top executive level and represents the management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis only includes outstanding foreign-currency monetary items and adjusts translation of such items on the balance sheet date considering a reasonably possible 25% increase in the exchange rate.

	US Dollar effect	Euro effect
	2019	2019
Loss for the year	1,954,816	516,370
Decrease in net equity	1,954,816	516,370
33.5 Interest rate risk management
The Group is exposed to the risk of significant fluctuations in interest rates, given that the companies in the Group have borrowings at both, fixed and floating rates. The risk is managed by the Group by having an appropriate mix between loans with fixed and floating rates. Hedging activities are evaluated regularly to align with interest rates and risk defined, ensuring that the most profitable coverage strategies are applied.

	2019	2018
Financial assets
Investments held to maturity (1)	88,336	2,764,968
Investments at fair value through profit or loss (2)	931,273	458,053
Financial liabilities
Amortized cost (3)	12,225,842	9,172,531

(1)	Fixed term deposits at fixed rates.
(2)	Short-term investments at floating rates.
(3)	Includes borrowings, as detailed in Note 25.
33.5.1 Interest rate sensitivity analysis
The sensitivity analysis below have been determined on the exposure to interest rates for both derivates and non-derivate
instruments at the end of the reporting period. For floating rate liabilities, the analysis is prepared assuming that the amount of the liabilities outstanding at the end of the reporting period were outstanding for the whole year. A 100 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
In the event that the average BADLAR rate applicable to our financial assets and indebtedness during the fiscal year ended December 31, 2019 was 1.0% higher than the average interest rate during such period, our financial expenses in the same period would have increased by approximately 545.

In the event that the average LIBO rate applicable to our financial liabilities during the fiscal year ended December 31, 2019 was 1.0% higher than the average interest rate during such period, our financial expenses in the same period would have increased by approximately USD 667 thousand.
With respect to our financial assets, an increase of 1.0% in the average interest rate during the fiscal year ended December 31, 2019 would have increased our financial income by 1,742.
33.6 Credit risk management
Credit risk refers to the risk that one party fails to comply with its contractual obligations resulting in a financial loss for the Group. The Group has adopted a policy of only solvent parties involved and get sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults. Credit exposure is controlled by counterparty limits that are reviewed and approved periodically.
Trade receivables are composed of a large number of customers. Continuous credit assessment is performed on the financial condition of accounts receivable.
The credit risk on liquid funds and derivate financial instruments is limited, because the counterparties are banks with high credit ratings assigned by credit rating agencies.
The carrying amount of the financial assets recognized in the consolidated financial statements, which is net of impairment losses, represents the maximum exposure to credit risk without considering collateral accounts or other credit enhancements.
33.7 Liquidity risk management
The Board of Directors has the ultimate responsibility for the liquidity risk management, having established an appropriate framework for liquidity management so that management can handle financing requirements in short, medium and long-term as well as management Group liquidity. The Group manages liquidity risk by maintaining reserves, adequate financial and loan facilities, continuously monitoring the projected and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.
The Group deploys careful liquidity risk management and therefore, it maintains cash and bank balances, liquid instruments and available funds. As of December 31, 2019, the consolidated financial statements reflect a negative working capital equivalent to 5,128,302. Given the nature of the Company’s activities, which has foreseeable cash flows, it can operate with negative working capital. This condition is not related to insolvency. Rather, it is a strategic decision. Taking into account that the Group has a low level of indebtedness, the Board of Directors is analyzing long-term financing alternatives.
The Group’s Board of Directors considers that exposure to liquidity risk is low because the Group has generated cash flows from its operating activities due to its good performance; it has access to loans and financial resources in the manner explained in Note 25.
The following tables detail the Group’s remaining contractual maturity dates for its non-derivative
financial liabilities with agreed repayment periods. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The tables include both interest and principal cash flows. Given that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of the reporting period.

December 31, 2019	Weighted average effective interest rate%	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
Borrowings	47.6%	1,670,780	573,563	3,569,265	5,985,325	1,807,096	13,606,029

December 31, 2018	Weighted average effective interest rate%	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	3-6 years	Total
Borrowings	26.2%	862,292	663,020	4,033,863	3,097,727	1,892,775	10,549,677

33.8 Fair value measurements
Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table provides information on how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

Financial assets / financial liabilities	Fair value at:		Hierarchy level
	2019	2018
Investments in mutual funds	931,273	458,053	Level 1
Level 1: quoted bid prices in an active market.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans based on the interest rates offered to the Group (level 3) for borrowings amounted to 12,335 million as of December 31, 2019.